Dec. 31, 2015
Principal Funds, Inc.

Supplement dated March 18, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented March 9, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Global Diversified Income Fund [Member]
GLOBAL DIVERSIFIED INCOME
Replace the fourth paragraph in the Principal Investment Strategies section with the following:
The Fund also purchases and sells call and put options on equity indexes and exchange-traded funds (“ETFs”) in order to obtain long or short exposures to certain assets categories of the Fund. The primary purpose of this investment strategy is to reduce portfolio volatility in the Fund. Principal determines the asset categories on which this strategy is applied, which may include global real estate securities, global value equity, MLPs, and/or publicly-traded infrastructure investments.

In the Principal Risks section, delete the third bullet point under Derivative Risk.In the Principal Risks section, add the following within the alphabetical list:
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.